UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-4229

					Churchill Cash Reserves Trust
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	9/30

				Date of reporting period:	3/31/09

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.

                          CHURCHILL CASH RESERVES TRUST


                                   SEMI-ANNUAL
                                     REPORT



                                 MARCH 31, 2009

                          CHURCHILL CASH RESERVES TRUST
                             STATEMENT OF NET ASSETS
                                 March 31, 2009
                                   (unaudited)


Cash and Net Assets - 100.0%                                             $1,002
Applicable to 1,002 shares outstanding (unlimited number of $0.01 par value shares authorized)

Net Asset Value Per Share                                                $1.00


                See accompanying notes to financial statements.

                          CHURCHILL CASH RESERVES TRUST
                             STATEMENT OF OPERATIONS
                        FOR THE YEAR ENDED MARCH 31,2009



                 The Trust had no operations during the period.




                 See accompanying notes to financial statements.

                          CHURCHILL CASH RESERVES TRUST
                       STATEMENTS OF CHANGES IN NET ASSETS



                                                                 Six Months
                                                                    Ended                   Year Ended
                                                                  March 31,             September 30, 2008
                                                                    2009
                                                                 (unaudited)
                                                               ---------------------       --------------
                                                               ---------------------       --------------

The Trust had no operations during the periods shown.
NET ASSETS:

Beginning of period                                                         $ 1,002             $ 1,002

End of period                                                               $ 1,002             $ 1,002



                 See accompanying notes to financial statements.

                          CHURCHILL CASH RESERVES TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                   (unaudited)



Note A - Churchill Cash Reserves Trust (the "Trust"), a diversified, open-end investment company, was organized on January 4, 1985, as a Massachusetts business trust and is authorized to issue an unlimited number of shares. The Trust commenced operations on July 9, 1985. The Trust ceased operations on January 25, 2001 inasmuch as all shares outstanding, except for 1,002 shares owned by Aquila Management Corporation (which have been subsequently transferred to its wholly-owned subsidiary, Aquila Investment Management LLC) had been redeemed by shareholders. Although the Trust is not conducting a public offering of its shares, it will continue to exist as a Massachusetts business trust and maintain its registration as an investment company. Administrative expenses incurred in connection herewith, have been assumed by Aquila Investment Management LLC.

Note B - Since inception, the Trust has qualified as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust made distributions of income and security profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

Note C- Aquila Investment Management LLC has agreed to pay all operating expenses of the Trust.

Note D - Accounting pronouncements: In April 2009, the Financial Accounting Standards Board ("FASB") issued FASB Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly"("FSP 157-4"). FSP 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Trust's financial statement disclosures.

Proxy Voting Record. The Fund does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2008 with respect to which the Fund was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov

                                       CHURCHILL CASH RESERVES TRUST
                                            FINANCIAL HIGHLIGHTS
                               FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                 Year Ended September 30,


                                  Six Months ended March      2008*        2007*        2006*       2005*        2004*
                                    31, 2009*(unaudited)

Net Asset Value,
 Beginning of Period                           $1.0000      $1.0000      $1.0000      $1.0000     $1.0000      $1.0000
Income from Investment
 Operations:
Net investment income                                -            -            -           -           -            -
Less Distributions:
Dividends from net                                   -            -            -           -           -            -
 Investment income
Net Asset Value,
 End of Period                                 $1.0000      $1.0000      $1.0000      $1.0000      $1.0000     $1.0000

Total Return                                         -            -            -            -           -            -

Ratios/Supplemental Data

Net Assets, End of Period
($ thousands)                                       $1           $1           $1           $1          $1           $1

Ratio of Expenses to Average
Net Assets                                           -            -            -            -           -            -

Ratio of Net Investment
Income to Average Net Assets                         -            -            -            -           -            -

The expense and net investment income ratios without the effect of the former Manager's voluntary waiver of a portion of fees were:

Ratio of Expenses to Average
Net Assets                                           -            -            -            -           -            -
Ratio of Net Investment Income
to Average Net Assets                                -            -            -            -           -            -

* The Trust had no operations.
See accompanying notes to financial statements.


Analysis of Expenses (unaudited)


As a shareholder of the Trust, you may incur ongoing costs, including management fees; and other Trust expenses. The tables below are intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

The tables below are based on an investment of $1,000 invested on October 1, 2008 and held for the six months ended March 31, 2009.

Actual Expenses

This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

For The Six Months Ended March 31, 2009

                                             Actual            Beginning         Ending          Expenses
                                         Total Return(1)        Account         Account        Paid During
                                                                Value           Value         the Period(2)


CHURCHILL CASH RESERVES TRUST                   -               $1,000.00       $1,000.00            -



(1) The Trust did not have any operations during the period.

(2) The Trust did not incur any expenses during the period (note C).

Hypothetical Example for Comparison Purposes



The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Trust's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Trust and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Trust with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

  For The Six Months Ended March 31,  2009


                                             Hypothetical      Beginning         Ending          Expenses
                                              Annualized        Account         Account        Paid During
                                             Total Return        Value           Value        the Period(1)



CHURCHILL CASH RESERVES TRUST                        5.00%       $1,000.00       $1,025.00           -


(1) The Trust did not incur any expenses during the period (note C).



ITEM 2.  CODE OF ETHICS.

		Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

		Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

		Not applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
		Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

	Included in Item 1 above


ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

		Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

	Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

	Not applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

	The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled. The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources. A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.


ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the fling of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.


ITEM 12.  EXHIBITS.

 (a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.




SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CHURCHILL CASH RESERVES TRUST

By:  /s/  Lacy B. Herrmann
----------------------------------
Chairman of the Board
June 4, 2009



By:  /s/  Diana P. Herrmann
----------------------------------
President
June 4, 2009



By:  /s/  Joseph P. DiMaggio
------------------------------------
Chief Financial Officer and Treasurer
June 4, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/  Lacy B. Herrmann
----------------------------------
Lacy B. Herrmann
Chairman of the Board
June 4, 2009


By:  /s/  Diana P. Herrmann
----------------------------------
Diana P. Herrmann
President
June 4, 2009



By:  /s/  Joseph P. DiMaggio
------------------------------------
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
June 4, 2009



CHURCHILL CASH RESERVES TRUST

EXHIBIT INDEX

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.